Principal assumptions on actuarial valuation (Details) - ₩ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure - Principal assumptions on actuarial valuation [Abstract]
Discount rate	2.75% ~ 2.90%	2.45% ~ 2.64%
Future salary and benefit levels	4.88%	5.23%
Weighted average duration	13.40	13.34